UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21321
-----

Pioneer Municipal High Income Fund, Inc.
----------------------------------------------------
(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
----------------------------------------------------
(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
----------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  April 30

Date of reporting period:  July 1, 2020 to June 30, 2021

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Municipal High Income Fund, Inc.

By (Signature and Title) /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date: August 26, 2021

===================== Pioneer Municipal High Income Fund, Inc. ======================

ILLINOIS FINANCE AUTHORITY

Ticker:                      Security ID:  45203HNN8
Meeting Date: SEP 21, 2020   Meeting Type: Written Consent
Record Date:  AUG 13, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote on the Plan (For = Accept,         For       For          Management
      Against = Reject; Abstain Is Not
      Counted)

========== END NPX REPORT